UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2009

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: MEAG New York Corporation
Address: 540 Madison Ave 6th floor
New York, NY 10022

Form 13F File Number: 28-05819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kerris Wigfall
Title: Chief Compliance Officer
Phone: 212-583-4835

Signature, Place, and Date of Signing:
____________________ _____________________________ __________
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-05819	MEAG New York Corporation
[Repeat as necessary.]
Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 105

Form 13F Information Table Value Total: $103,908
					(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 			Form 13F File Number 		Name
____ 			28-05819 			MEAG NY Corp

[Repeat as necessary.]

Run Date:  05/13/09
Run Time:  10:17am
NAME OF ISSUER           TITLE OF CLASS   CUSIP          VALUE    SHRS ORSH/PUT/  INVESTMENT     OTHER    VOTING  AUHORITY
                                         NUMBER       (x$1000)    PRN AMTPRNCALL  DISCRETION  MANAGERS      SOLE    SHARED      NONE
Automatic Data ProcessingCommon Stock  053015103           787     20,000 SH            NONE                                       X
WALGREEN CO.             Common Stock  931422109           881     35,700 SH            NONE                                       X
OMNICOM GROUP INC.       Common Stock  681919106           245      9,100 SH            NONE                                       X
EXPEDITORS INTL OF WASH. Common Stock  302130109           466     14,000 SH            NONE                                       X
National Oilwell Varco InCommon Stock  637071101           415     17,000 SH            NONE                                       X
Safeway Inc.             Common Stock  786514208           699     29,400 SH            NONE                                       X
Zimmer Holdings Inc.     Common Stock  98956P102           327      8,100 SH            NONE                                       X
Baxter International Inc.Common Stock  071813109         1,452     27,100 SH            NONE                                       X
NISOURCE Inc.            Common Stock  65473P105           202     18,400 SH            NONE                                       X
eBay Inc.                Common Stock  278642103           620     44,400 SH            NONE                                       X
Biogen Idec Inc.         Common Stock  09062X103           729     15,300 SH            NONE                                       X
Quest Diagnostics Inc.   Common Stock  74834L100           561     10,800 SH            NONE                                       X
Home Depot Inc., The     Common Stock  437076102         1,390     60,400 SH            NONE                                       X
Lowe's Companies Inc.    Common Stock  548661107         1,446     67,200 SH            NONE                                       X
Praxair Inc.             Common Stock  74005P104           884     14,900 SH            NONE                                       X
Illinois Tool Works Inc. Common Stock  452308109           428     12,200 SH            NONE                                       X
RYDER SYSTEM INC.        Common Stock  783549108           209      5,400 SH            NONE                                       X
BB&T Corp.               Common Stock  054937107           796     29,000 SH            NONE                                       X
Smith International Inc. Common Stock  832110100           185      8,100 SH            NONE                                       X
T. Rowe Price Group Inc. Common Stock  74144T108           464     13,100 SH            NONE                                       X
TJX Companies Inc.       Common Stock  872540109           387     18,800 SH            NONE                                       X
GRAINGER INC., W.W.      Common Stock  384802104           434      5,500 SH            NONE                                       X
People's United FinancialCommon Stock  712704105           373     20,900 SH            NONE                                       X
American Express Co.     Common Stock  025816109           772     41,600 SH            NONE                                       X
Coca-Cola Co., The       Common Stock  191216100         3,268     72,200 SH            NONE                                       X
Thermo Fisher Scientific Common Stock  883556102           545     16,000 SH            NONE                                       X
Kraft Foods Inc.         Common Stock  50075N104         1,724     64,200 SH            NONE                                       X
ELECTRONIC ARTS INC.     Common Stock  285512109           314     19,600 SH            NONE                                       X
MCCORMICK & CO. INC.     Common Stock  579780206           296      9,300 SH            NONE                                       X
WHIRLPOOL CORP.          Common Stock  963320106           294      7,100 SH            NONE                                       X
Medtronic Inc.           Common Stock  585055106         1,345     42,800 SH            NONE                                       X
SYSCO CORP.              Common Stock  871829107           413     18,000 SH            NONE                                       X
SUNTRUST BANKS INC.      Common Stock  867914103           428     14,500 SH            NONE                                       X
Xilinx Inc.              Common Stock  983919101           399     22,400 SH            NONE                                       X
CME Group Inc.           Common Stock  12572Q105           562      2,700 SH            NONE                                       X
Verizon Communications InCommon Stock  92343V104         3,871    114,200 SH            NONE                                       X
Microsoft Corp.          Common Stock  594918104         5,432    279,400 SH            NONE                                       X
SPX Corp.                Common Stock  784635104           142      3,500 SH            NONE                                       X
Prologis                 Common Stock  743410102           192     13,800 SH            NONE                                       X
Costco Wholesale Corp.   Common Stock  22160K105           893     17,000 SH            NONE                                       X
Colgate-Palmolive Co.    Common Stock  194162103         1,474     21,500 SH            NONE                                       X
Johnson & Johnson        Common Stock  478160104         6,593    110,200 SH            NONE                                       X
Analog Devices Inc.      Common Stock  032654105           266     14,000 SH            NONE                                       X
GAP INC.                 Common Stock  364760108           268     20,000 SH            NONE                                       X
Nucor Corp.              Common Stock  670346105           434      9,400 SH            NONE                                       X
EQT Corp.                Common Stock  294549100           564     16,800 SH            NONE                                       X
Becton, Dickinson & Co.  Common Stock  075887109           930     13,600 SH            NONE                                       X
Starbucks Corp.          Common Stock  855244109           415     43,900 SH            NONE                                       X
Stryker Corp.            Common Stock  863667101           348      8,700 SH            NONE                                       X
UNITED PARCEL SERVICE INCCommon Stock  911312106         2,217     40,200 SH            NONE                                       X
St. Jude Medical Inc.    Common Stock  790849103           745     22,600 SH            NONE                                       X
EMC Corp. (Mass.)        Common Stock  268648102           727     69,400 SH            NONE                                       X
Wachovia Corp.           Common Stock  929903102           422     76,200 SH            NONE                                       X
Pepsico Inc.             Common Stock  713448108         3,122     57,000 SH            NONE                                       X
Mckesson Corp.           Common Stock  58155Q103           399     10,300 SH            NONE                                       X
Dell Inc.                Common Stock  24702R101           803     78,400 SH            NONE                                       X
Best Buy Co. Inc.        Common Stock  086516101           374     13,300 SH            NONE                                       X
Wells Fargo & Co.        Common Stock  949746101         3,770    127,900 SH            NONE                                       X
APPLIED MATERIALS INC.   Common Stock  038222105           678     66,900 SH            NONE                                       X
Disney Co., The Walt     Common Stock  254687106         1,713     75,500 SH            NONE                                       X
Intl Business Machines CoCommon Stock  459200101         4,410     52,400 SH            NONE                                       X
STAPLES INC.             Common Stock  855030102           573     32,000 SH            NONE                                       X
Corning Inc.             Common Stock  219350105           601     63,100 SH            NONE                                       X
Franklin Resources Inc.  Common Stock  354613101           402      6,300 SH            NONE                                       X
Quanta Services Inc.     Common Stock  74762E102           226     11,400 SH            NONE                                       X
Kohl's Corp.             Common Stock  500255104           572     15,800 SH            NONE                                       X
Charles Schwab Corp.     Common Stock  808513105           606     37,500 SH            NONE                                       X
Autodesk Inc.            Common Stock  052769106           265     13,500 SH            NONE                                       X
Noble Energy Inc.        Common Stock  655044105           335      6,800 SH            NONE                                       X
U.S. Bancorp             Common Stock  902973304        59,768  2,389,755 SH            SOLE
PNC FINANCIAL SERVICES GRCommon Stock  693475105           686     14,000 SH            NONE                                       X
GENERAL MILLS INC.       Common Stock  370334104           960     15,800 SH            NONE                                       X
Amgen Inc.               Common Stock  031162100         2,200     38,100 SH            NONE                                       X
DEERE & CO.              Common Stock  244199105         1,027     26,800 SH            NONE                                       X
Cisco Systems Inc.       Common Stock  17275R102         3,889    238,600 SH            NONE                                       X
Hewlett-Packard Co.      Common Stock  428236103         3,415     94,100 SH            NONE                                       X
QUALCOMM Inc.            Common Stock  747525103         2,472     69,000 SH            NONE                                       X
Target Corp.             Common Stock  87612E106         1,181     34,200 SH            NONE                                       X
Time Warner Inc.         Common Stock  887317105         1,324    131,600 SH            NONE                                       X
Northern Trust Corp.     Common Stock  665859104           412      7,900 SH            NONE                                       X
KIMBERLY-CLARK CORP.     Common Stock  494368103           723     13,700 SH            NONE                                       X
CLOROX CO., THE          Common Stock  189054109           344      6,200 SH            NONE                                       X
Coach Inc.               Common Stock  189754104           486     23,400 SH            NONE                                       X
Symantec Corp.           Common Stock  871503108           546     40,400 SH            NONE                                       X
Pepco Holdings Inc.      Common Stock  713291102           758     42,700 SH            NONE                                       X
Intuitive Surgical Inc.  Common Stock  46120E602           203      1,600 SH            NONE                                       X
Ecolab Inc.              Common Stock  278865100           369     10,500 SH            NONE                                       X
ALLERGAN INC.            Common Stock  018490102           423     10,500 SH            NONE                                       X
SIGMA-ALDRICH CORP.      Common Stock  826552101           355      8,400 SH            NONE                                       X
National City Corp.      Common Stock  635405103           219    121,100 SH            NONE                                       X
Emerson Electric Co.     Common Stock  291011104         1,486     40,600 SH            NONE                                       X
PENNEY CO. INC., J.C.    Common Stock  708160106           270     13,700 SH            NONE                                       X
BARD INC. C.R.           Common Stock  067383109           447      5,300 SH            NONE                                       X
Fedex Corp.              Common Stock  31428X106           783     12,200 SH            NONE                                       X
Capital One Financial CorCommon Stock  14040H105           459     14,400 SH            NONE                                       X
Williams Cos. Inc., The  Common Stock  969457100           332     22,900 SH            NONE                                       X
Mattel Inc.              Common Stock  577081102           566     35,400 SH            NONE                                       X
APACHE CORP.             Common Stock  037411105         1,029     13,800 SH            NONE                                       X
Adobe Systems Inc.       Common Stock  00724F101           379     17,800 SH            NONE                                       X
Rohm & Haas Co.          Common Stock  775371107           402      6,500 SH            NONE                                       X
Cameron International CorCommon Stock  13342B105           248     12,100 SH            NONE                                       X
XTO Energy Inc.          Common Stock  98385X106           670     19,000 SH            NONE                                       X
CHESAPEAKE ENERGY CORP.  Common Stock  165167107           330     20,400 SH            NONE                                       X
Cooper Industries Ltd.   Common Stock  G24182100           371     12,700 SH            NONE                                       X
Paychex Inc.             Common Stock  704326107           376     14,300 SH            NONE                                       X
Pioneer Natural ResourcesCommon Stock  723787107            76      4,700 SH            NONE                                       X
Texas Instruments Inc.   Common Stock  882508104           818     52,700 SH            NONE                                       X
3M Co.                   Common Stock  88579Y101         1,916     33,300 SH            NONE                                       X
McDonald's Corp.         Common Stock  580135101         2,805     45,100 SH            NONE                                       X
Avon Products Inc.       Common Stock  054303102           363     15,100 SH            NONE                                       X
Merrill Lynch & Co. Inc. Common Stock  590188108           766     65,800 SH            NONE                                       X
U.S. Bancorp             Common Stock  902973304         1,906     76,200 SH            NONE                                       X
KELLOGG CO.              Common Stock  487836108           465     10,600 SH            NONE                                       X
Genzyme Corp.            Common Stock  372917104           604      9,100 SH            NONE                                       X
STATE STREET CORP.       Common Stock  857477103           625     15,900 SH            NONE                                       X
Apple Inc.               Common Stock  037833100         2,902     34,000 SH            NONE                                       X
NIKE INC.                Common Stock  654106103           857     16,800 SH            NONE                                       X
EOG Resources Inc.       Common Stock  26875P101           639      9,600 SH            NONE                                       X
Merck & Co. Inc.         Common Stock  589331107         2,824     92,900 SH            NONE                                       X
Air Products & Chemicals Common Stock  009158106           538     10,700 SH            NONE                                       X
Bank of New York Mellon CCommon Stock  064058100         1,079     38,100 SH            NONE                                       X
M and T Bank Corp.       Common Stock  55261F104           258      4,500 SH            NONE                                       X
Tiffany & Co.            Common Stock  886547108           208      8,800 SH            NONE                                       X
AutoZone Inc.            Common Stock  053332102           404      2,900 SH            NONE                                       X
Bed Bath & Beyond Inc.   Common Stock  075896100           308     12,100 SH            NONE                                       X
Helmerich & Payne Inc.   Common Stock  423452101            80      3,500 SH            NONE                                       X
Xerox Corp.              Common Stock  984121103           343     43,000 SH            NONE                                       X
Cummins Inc.             Common Stock  231021106           337     12,600 SH            NONE                                       X
Devon Energy Corp.       Common Stock  25179M103         1,196     18,200 SH            NONE                                       X
CVS Caremark Corp.       Common Stock  126650100         1,997     69,500 SH            NONE                                       X
Johnson Controls Inc.    Common Stock  478366107           465     25,600 SH            NONE                                       X
Gilead Sciences Inc.     Common Stock  375558103         1,570     30,700 SH            NONE                                       X
Intel Corp.              Common Stock  458140100         3,388    231,100 SH            NONE                                       X
Procter & Gamble Co., TheCommon Stock  742718109         7,103    114,900 SH            NONE                                       X
Norfolk Southern Corp.   Common Stock  655844108           861     18,300 SH            NONE                                       X
JPMorgan Chase & Co.     Common Stock  46625H100         4,386    139,100 SH            NONE                                       X
Southwest Airlines Co.   Common Stock  844741108           286     33,200 SH            NONE					   X

Report Name:  -Sec13f
Filter 01:  PortfoliMTF/HLD:-EQ-All
Filter 02:  Quantity    HLD:0